Regulatory Capital Requirements (Table)	12 Months Ended
Dec. 31, 2021
Regulatory Capital Requirements
Schedule of regulatory capital ratios
					Minimum		Minimum
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes:		Buffer(1):		Action Provisions(2):
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2021
Common equity tier 1 capital (to risk-weighted assets)
Company	$87,240	14.25%	$27,548	4.50%	$42,853	7.00%	N/A	N/A
Bank	$86,654	14.17%	$27,522	4.50%	$42,812	7.00%	$39,754	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$87,240	14.25%	$36,731	6.00%	$52,036	8.50%	N/A	N/A
Bank	$86,654	14.17%	$36,696	6.00%	$51,986	8.50%	$48,928	8.00%
Total capital (to risk-weighted assets)
Company	$94,894	15.50%	$48,975	8.00%	$64,279	10.50%	N/A	N/A
Bank	$94,301	15.42%	$48,928	8.00%	$64,218	10.50%	$61,160	10.00%
Tier 1 capital (to average assets)
Company	$87,240	8.79%	$39,719	4.00%	N/A	N/A	N/A	N/A
Bank	$86,654	8.73%	$39,698	4.00%	N/A	N/A	$49,622	5.00%

December 31, 2020:
Common equity tier 1 capital (to risk-weighted assets)
Company	$77,594	14.15%	$24,680	4.50%	$38,391	7.00%	N/A	N/A
Bank	$77,017	14.06%	$24,654	4.50%	$38,351	7.00%	$35,611	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$77,594	14.15%	$32,907	6.00%	$46,618	8.50%	N/A	N/A
Bank	$77,017	14.06%	$32,872	6.00%	$46,569	8.50%	$43,829	8.00%
Total capital (to risk-weighted assets)
Company	$84,455	15.40%	$43,876	8.00%	$57,587	10.50%	N/A	N/A
Bank	$83,871	15.31%	$43,829	8.00%	$57,526	10.50%	$54,787	10.00%
Tier 1 capital (to average assets)
Company	$77,594	8.80%	$35,273	4.00%	N/A	N/A	N/A	N/A
Bank	$77,017	8.74%	$35,252	4.00%	N/A	N/A	$44,065	5.00%